T. ROWE PRICE Short-Term Bond Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.8%
Car Loan 6.0%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  5,255 5,109
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  14,235 13,524
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  2,715 2,667
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,385 5,897
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  3,945 3,557
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  8,770 7,775
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 9,095 9,041
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25 (1) 3,155 3,087
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25 (1) 7,360 7,126
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 4,265 4,113
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26 (1) 3,950 3,668
CarMax Auto Owner Trust
Series 2020-1, Class C
2.34%, 11/17/25  2,965 2,859
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  4,290 3,942
CarMax Auto Owner Trust
Series 2021-2, Class C
1.34%, 2/16/27  4,605 4,193
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 1,560 1,501

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-P1, Class A4
3.52%, 2/10/28  12,850 11,956
Drive Auto Receivables Trust
Series 2020-1, Class C
2.36%, 3/16/26  15 15
Drive Auto Receivables Trust
Series 2021-1, Class D
1.45%, 1/16/29  5,405 5,058
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, 3/15/29  6,540 6,105
Exeter Automobile Receivables Trust
Series 2021-2A, Class C
0.98%, 6/15/26  3,935 3,809
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  4,295 3,915
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  9,630 8,790
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  6,660 6,412
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  4,100 4,007
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  12,400 12,544
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  310 310
Exeter Automobile Receivables Trust
Series 2022-6A, Class C
6.32%, 5/15/28  1,962 1,983
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  485 485
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  13,100 12,763
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 5,000 4,907
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 4,600 4,107

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2020-B, Class C
2.04%, 12/15/26  7,465 7,176
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  3,805 3,705
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  10,120 9,942
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  2,405 2,391
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 2,235 2,186
Hyundai Auto Receivables Trust
Series 2019-A, Class B
2.94%, 5/15/25  2,808 2,805
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  762 753
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 997 963
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2
5.587%, 8/16/32 (1) 3,068 3,050
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32 (1) 3,043 3,022
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class A2
6.024%, 12/15/32 (1) 2,071 2,062
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B
6.451%, 12/15/32 (1) 2,737 2,734
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class C
3.09%, 3/15/29 (1) 3,105 2,935
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  2,723 2,698
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  9,480 8,766
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  11,575 11,005

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2020-A, Class D
2.52%, 11/20/24 (1) 4,966 4,953
Santander Retail Auto Lease Trust
Series 2020-B, Class D
1.98%, 10/20/25 (1) 4,050 3,880
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26 (1) 15,370 14,615
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25 (1) 6,710 6,319
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26 (1) 5,315 4,995
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  5,370 5,277
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  3,390 3,231
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  4,240 3,938
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  4,085 3,980
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  4,660 4,425
287,031
Other Asset-Backed Securities 5.6%
Amur Equipment Finance Receivables VII
Series 2019-1A, Class B
2.80%, 3/20/25 (1) 5,169 5,150
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 14,746 14,312
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 5.608%, 1/20/28 (1) 3,107 3,107
Blackbird Capital Aircraft Lease Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41 (1) 2,243 2,066
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,180 1,114

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/15/33 (1) 10,480 10,360
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 5.842%, 7/15/33 (1) 15,375 15,168
Daimler Trucks Retail Trust
Series 2020-1, Class A4
1.37%, 6/15/27  4,830 4,822
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/17/34 (1) 9,145 8,978
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 546 525
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34 (1) 2,521 2,340
FirstKey Homes Trust
Series 2020-SFR1, Class A
1.339%, 8/17/37 (1) 6,385 5,764
FirstKey Homes Trust
Series 2020-SFR1, Class C
1.941%, 8/17/37 (1) 6,850 6,184
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 2,914 2,880
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 165 163
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 704 658
Hilton Grand Vacations Trust
Series 2019-AA, Class B
2.54%, 7/25/33 (1) 1,451 1,351
Hilton Grand Vacations Trust
Series 2020-AA, Class A
2.74%, 2/25/39 (1) 993 932
KKR
Series 13, Class A1R, CLO, FRN
3M USD LIBOR + 0.80%, 5.592%, 1/16/28 (1) 2,857 2,840
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 5.992%, 1/15/32 (1) 8,250 8,187
Kubota Credit Owner Trust
Series 2020-1A, Class A3
1.96%, 3/15/24 (1) 414 412

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 5.785%, 7/27/31 (1) 10,835 10,744
Madison Park Funding XXIII
Series 2017-23A, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.365%, 7/27/31 (1) 6,810 6,729
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.948%, 10/15/32 (1) 13,845 13,690
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 5.798%, 4/20/32 (1) 8,915 8,816
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 5.862%, 7/15/33 (1) 7,285 7,169
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 6.018%, 1/25/32 (1) 7,570 7,496
MVW
Series 2020-1A, Class B
2.73%, 10/20/37 (1) 892 818
MVW Owner Trust
Series 2017-1A, Class A
2.42%, 12/20/34 (1) 250 245
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 89 86
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 224 213
Neuberger Berman Loan Advisers
Series 2017-26A, Class AR, CLO, FRN
3M USD LIBOR + 0.92%, 5.715%, 10/18/30 (1) 4,225 4,176
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.195%, 10/18/30 (1) 7,575 7,379
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.788%, 1/20/32 (1) 14,325 14,159
Neuberger Berman Loan Advisers
Series 2021-40A, Class A, CLO, FRN
3M USD LIBOR + 1.06%, 5.852%, 4/16/33 (1) 4,060 4,007
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 5.845%, 4/22/29 (1) 8,873 8,791
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 6.342%, 7/15/30 (1) 11,235 11,040

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 3,060 2,924
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28 (1) 5,025 4,862
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 765 765
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.944%, 11/15/31 (1) 17,285 17,098
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37 (1) 1,873 1,733
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39 (1) 6,845 6,591
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 697 674
Sierra Timeshare Receivables Funding
Series 2019-2A, Class A
2.59%, 5/20/36 (1) 2,267 2,179
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 3,333 3,148
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 1,132 1,065
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 6.268%, 10/25/29 (1) 11,545 11,158
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 5.672%, 4/15/28 (1) 2,726 2,707
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 5.812%, 1/15/34 (1) 3,605 3,559
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.888%, 4/20/33 (1) 4,230 4,154
265,488
Student Loan 2.2%
Navient Private Education Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 4,515 4,179

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-A, Class A2A
3.42%, 1/15/43 (1) 3,121 2,986
Navient Private Education Refi Loan Trust
Series 2019-EA, Class A2A
2.64%, 5/15/68 (1) 4,930 4,638
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 6,908 6,296
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 2,425 2,191
Navient Private Education Refi Loan Trust
Series 2020-CA, Class A2A
2.15%, 11/15/68 (1) 16,843 15,175
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 2,671 2,420
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,902 2,581
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 1,736 1,542
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 1,626 1,477
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 4,083 3,571
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 11,123 9,760
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
3M USD LIBOR + 0.18%, 4.933%, 3/22/32  3,168 3,087
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 5.357%, 3/26/68 (1) 1,740 1,711
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62 (1) 10,275 9,184
Nelnet Student Loan Trust
Series 2021-DA, Class AFX
1.63%, 4/20/62 (1) 3,514 3,169
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 6.088%, 4/15/32 (1) 4,267 4,255

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 2,226 2,134
SMB Private Education Loan Trust
Series 2016-C, Class A2B, FRN
1M USD LIBOR + 1.10%, 5.688%, 9/15/34 (1) 3,316 3,301
SMB Private Education Loan Trust
Series 2018-B, Class A2B, FRN
1M USD LIBOR + 0.72%, 5.308%, 1/15/37 (1) 7,179 7,041
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,852 1,645
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 6,993 6,221
SMB Private Education Loan Trust
Series 2021-B, Class A
1.31%, 7/17/51 (1) 9,310 8,278
106,842
Total Asset-Backed Securities
(Cost $688,293) 659,361
CORPORATE BONDS 48.1%
FINANCIAL INSTITUTIONS 20.2%
Banking 13.5%
American Express, 2.25%, 3/4/25  12,785 12,032
Banco Bilbao Vizcaya Argentaria, 0.875%, 9/18/23  14,000 13,640
Banco Santander, 3.496%, 3/24/25  8,200 7,873
Banco Santander, VR, 0.701%, 6/30/24 (2) 3,000 2,940
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25  8,000 7,948
Banco Santander Mexico Institucion de Banca Multiple Grupo
Financiero Santand, 5.375%, 4/17/25 (1) 1,865 1,853
Bank of America, VR, 0.81%, 10/24/24 (2) 6,275 6,082
Bank of America, VR, 0.976%, 4/22/25 (2) 9,040 8,524
Bank of America, VR, 1.734%, 7/22/27 (2) 6,595 5,811
Bank of America, VR, 1.843%, 2/4/25 (2) 6,080 5,863
Bank of America, VR, 3.384%, 4/2/26 (2) 7,560 7,239
Bank of America, VR, 3.841%, 4/25/25 (2) 5,330 5,221
Bank of America, VR, 5.08%, 1/20/27 (2) 3,965 3,924
Bank of Ireland Group, 4.50%, 11/25/23 (1) 21,463 21,189
Bank of Montreal, 3.70%, 6/7/25  10,110 9,758
Bank of Montreal, Series H, 4.25%, 9/14/24  5,025 4,938
Bank of New York Mellon, VR, 4.414%, 7/24/26 (2) 6,645 6,512
Banque Federative du Credit Mutuel, 0.65%, 2/27/24 (1) 7,615 7,256

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Banque Federative du Credit Mutuel, 0.998%, 2/4/25 (1) 9,745 8,929
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 4,965 4,893
Barclays, VR, 1.007%, 12/10/24 (2) 7,245 6,976
Barclays, VR, 4.338%, 5/16/24 (2) 5,640 5,617
Barclays, VR, 5.304%, 8/9/26 (2) 4,510 4,423
Barclays, VR, 7.325%, 11/2/26 (2) 4,915 5,077
BPCE, 5.70%, 10/22/23 (1) 22,547 22,423
CaixaBank, VR, 6.208%, 1/18/29 (1)(2) 7,445 7,419
Capital One Financial, 3.50%, 6/15/23  4,030 4,010
Capital One Financial, 3.90%, 1/29/24  4,115 4,056
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,645 7,183
Capital One Financial, VR, 4.985%, 7/24/26 (2) 5,995 5,909
Citigroup, VR, 0.981%, 5/1/25 (2) 7,545 7,112
Citigroup, VR, 3.106%, 4/8/26 (2) 4,035 3,832
Citigroup, VR, 4.14%, 5/24/25 (2) 7,260 7,114
Credicorp, 2.75%, 6/17/25 (1) 2,715 2,533
Credit Agricole, FRN, 3M USD LIBOR + 1.02%, 5.836%, 4/24/23 (1) 5,525 5,531
Credit Suisse, 0.495%, 2/2/24  7,350 6,931
Credit Suisse, 1.00%, 5/5/23  10,620 10,513
Credit Suisse Group, VR, 6.373%, 7/15/26 (1)(2) 7,600 7,140
Danske Bank, 5.375%, 1/12/24 (1) 8,680 8,654
Danske Bank, VR, 1.226%, 6/22/24 (1)(2) 10,885 10,693
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 5,275 5,162
Fifth Third Bank, VR, 5.852%, 10/27/25 (2) 9,430 9,482
Goldman Sachs Group, 3.50%, 4/1/25  7,425 7,157
Goldman Sachs Group, 5.70%, 11/1/24  2,915 2,931
Goldman Sachs Group, VR, 0.657%, 9/10/24 (2) 4,990 4,851
Goldman Sachs Group, VR, 0.673%, 3/8/24 (2) 3,465 3,454
Goldman Sachs Group, VR, 0.925%, 10/21/24 (2) 4,580 4,430
Goldman Sachs Group, VR, 1.757%, 1/24/25 (2) 7,600 7,316
Goldman Sachs Group, VR, 4.482%, 8/23/28 (2) 5,960 5,712
HSBC Holdings, VR, 1.162%, 11/22/24 (2) 4,675 4,510
HSBC Holdings, VR, 1.645%, 4/18/26 (2) 12,655 11,602
JPMorgan Chase, FRN, SOFR + 0.885%, 5.422%, 4/22/27  5,480 5,425
JPMorgan Chase, VR, 0.824%, 6/1/25 (2) 8,300 7,768
JPMorgan Chase, VR, 2.083%, 4/22/26 (2) 13,190 12,247
JPMorgan Chase, VR, 4.08%, 4/26/26 (2) 7,690 7,475
KeyCorp, VR, 3.878%, 5/23/25 (2) 3,005 2,939
Lloyds Banking Group, 4.50%, 11/4/24  4,744 4,646
Mitsubishi UFJ Financial Group, VR, 0.953%, 7/19/25 (2) 14,410 13,426
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2) 3,290 3,255
Morgan Stanley, 4.10%, 5/22/23  2,320 2,312
Morgan Stanley, VR, 0.731%, 4/5/24 (2) 8,475 8,433
Morgan Stanley, VR, 1.164%, 10/21/25 (2) 6,525 6,047
Morgan Stanley, VR, 2.63%, 2/18/26 (2) 7,180 6,772
Morgan Stanley, VR, 3.62%, 4/17/25 (2) 4,160 4,064

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 5.008%, 1/25/24  6,450 6,442
Morgan Stanley, VR, 5.041%, 11/10/23  9,675 9,662
Morgan Stanley, VR, 5.05%, 1/28/27 (2) 2,810 2,781
Morgan Stanley, VR, 6.138%, 10/16/26 (2) 6,730 6,846
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2) 2,605 2,604
NatWest Markets, 0.80%, 8/12/24 (1) 6,020 5,607
NatWest Markets, 2.375%, 5/21/23 (1) 9,705 9,614
NatWest Markets, 3.479%, 3/22/25 (1) 3,600 3,445
PNC Financial Services Group, VR, 4.758%, 1/26/27 (2) 5,335 5,241
PNC Financial Services Group, VR, 5.671%, 10/28/25 (2) 9,110 9,130
Santander Holdings USA, VR, 2.49%, 1/6/28 (2) 5,540 4,813
Skandinaviska Enskilda Banken, 3.70%, 6/9/25 (1) 7,645 7,354
Societe Generale, 2.625%, 10/16/24 (1) 1,120 1,062
Standard Chartered, VR, 0.991%, 1/12/25 (1)(2) 3,390 3,238
Standard Chartered, VR, 1.214%, 3/23/25 (1)(2) 520 493
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2) 3,965 3,686
Standard Chartered, VR, 3.885%, 3/15/24 (1)(2) 1,325 1,324
State Street, VR, 4.857%, 1/26/26 (2) 3,080 3,048
Svenska Handelsbanken, VR, 1.418%, 6/11/27 (1)(2) 6,100 5,362
Synchrony Financial, 4.25%, 8/15/24  16,585 16,184
Toronto-Dominion Bank, 4.285%, 9/13/24  12,675 12,471
Truist Financial, FRN, SOFR + 0.40%, 4.773%, 6/9/25  6,125 6,074
U.S. Bancorp, VR, 4.548%, 7/22/28 (2) 10,510 10,247
U.S. Bancorp, VR, 5.727%, 10/21/26 (2) 4,020 4,068
UBS Group, VR, 1.008%, 7/30/24 (1)(2) 12,535 12,283
UBS Group, VR, 1.494%, 8/10/27 (1)(2) 3,200 2,768
UBS Group, VR, 4.488%, 5/12/26 (1)(2) 2,465 2,400
UBS Group, VR, 4.49%, 8/5/25 (1)(2) 6,380 6,275
Wells Fargo, VR, 1.654%, 6/2/24 (2) 6,200 6,140
Wells Fargo, VR, 2.188%, 4/30/26 (2) 5,935 5,515
Wells Fargo, VR, 3.526%, 3/24/28 (2) 4,850 4,493
Wells Fargo, VR, 3.908%, 4/25/26 (2) 7,870 7,576
Wells Fargo, VR, 4.54%, 8/15/26 (2) 7,470 7,296
642,529
Brokerage Asset Managers Exchanges 0.5%
Charles Schwab, 2.45%, 3/3/27 (3) 14,325 13,001
LSEGA Financing, 0.65%, 4/6/24 (1) 11,680 11,030
24,031
Finance Companies 1.6%
AerCap Ireland Capital, 1.65%, 10/29/24  11,390 10,569
AerCap Ireland Capital, 4.50%, 9/15/23  7,505 7,453
AerCap Ireland Capital, 4.875%, 1/16/24  6,790 6,735
Avolon Holdings Funding, 2.125%, 2/21/26 (1) 9,215 8,018
Avolon Holdings Funding, 2.875%, 2/15/25 (1) 7,180 6,679
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 2,230 2,161
GATX, 3.25%, 3/30/25  1,750 1,659

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GATX, 3.90%, 3/30/23  5,640 5,634
GATX, 4.35%, 2/15/24  11,813 11,661
Park Aerospace Holdings, 4.50%, 3/15/23 (1) 6,408 6,400
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 4,855 4,704
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 5,893 5,856
77,529
Financial Other 0.2%
LeasePlan, 2.875%, 10/24/24 (1) 7,742 7,307
7,307
Insurance 3.8%
Aetna, 2.80%, 6/15/23  4,055 4,026
American International Group, 2.50%, 6/30/25  6,440 6,056
Athene Global Funding, 1.716%, 1/7/25 (1) 12,540 11,599
Athene Global Funding, 2.514%, 3/8/24 (1) 15,230 14,765
Brighthouse Financial Global Funding, 0.60%, 6/28/23 (1) 7,280 7,166
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 7,275 6,896
CNO Global Funding, 1.65%, 1/6/25 (1) 7,125 6,585
CNO Global Funding, 1.75%, 10/7/26 (1)(3) 8,935 7,858
Corebridge Financial, 3.50%, 4/4/25 (1) 5,855 5,600
Elevance Health, 5.35%, 10/15/25  2,325 2,326
Equitable Financial Life Global Funding, 0.50%, 4/6/23 (1) 17,120 17,048
Equitable Financial Life Global Funding, 1.10%, 11/12/24 (1) 7,095 6,601
First American Financial, 4.60%, 11/15/24  2,840 2,803
Health Care Service Corp A Mutual Legal Reserve, 1.50%, 6/1/25 (1) 11,700 10,743
Humana, 0.65%, 8/3/23  4,715 4,623
Humana, 1.35%, 2/3/27 (3) 3,515 3,022
Humana, 3.85%, 10/1/24  6,064 5,918
Humana, 4.50%, 4/1/25  4,125 4,055
Humana, 5.75%, 3/1/28  2,290 2,332
Jackson Financial, 1.125%, 11/22/23  9,095 8,813
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 8,265 7,659
Lincoln National, 4.00%, 9/1/23  2,025 2,010
Northwestern Mutual Global Funding, 4.35%, 9/15/27 (1) 5,950 5,778
Principal Life Global Funding II, 0.75%, 4/12/24 (1) 4,970 4,716
Principal Life Global Funding II, 0.875%, 1/12/26 (1) 5,795 5,090
UnitedHealth Group, 3.70%, 5/15/27  7,965 7,610
UnitedHealth Group, 5.15%, 10/15/25  6,730 6,752
UnitedHealth Group, 5.25%, 2/15/28  4,825 4,894
183,344
Real Estate Investment Trusts 0.6%
Brixmor Operating Partnership, 3.65%, 6/15/24  1,975 1,913
Kilroy Realty, 4.375%, 10/1/25  2,355 2,261
Public Storage, FRN, SOFR + 0.47%, 5.007%, 4/23/24  4,245 4,234
Realty Income, 5.05%, 1/13/26  1,780 1,763
Simon Property Group, 2.00%, 9/13/24  3,350 3,187
Simon Property Group, 3.375%, 10/1/24  6,565 6,362

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
WP Carey, 4.60%, 4/1/24  8,290 8,145
27,865
Total Financial Institutions 962,605
INDUSTRIAL 24.9%
Basic Industry 1.8%
ArcelorMittal, 3.60%, 7/16/24  3,220 3,128
Celanese U.S. Holdings, 5.90%, 7/5/24  12,960 12,946
Celanese U.S. Holdings, 6.05%, 3/15/25  16,050 15,993
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  5,349 5,254
Ecolab, 1.65%, 2/1/27  2,900 2,559
Ecolab, 5.25%, 1/15/28  8,040 8,108
LYB International Finance III, 1.25%, 10/1/25  5,631 5,041
Nucor, 2.00%, 6/1/25  2,330 2,167
Nucor, 3.95%, 5/23/25  3,585 3,487
POSCO, 4.375%, 8/4/25  7,200 7,003
POSCO, 5.625%, 1/17/26 (1) 6,020 6,039
Sherwin-Williams, 4.05%, 8/8/24  1,990 1,951
Sherwin-Williams, 4.25%, 8/8/25 (3) 2,980 2,899
Steel Dynamics, 2.80%, 12/15/24  5,070 4,823
Westlake, 0.875%, 8/15/24 (3) 5,460 5,094
86,492
Capital Goods 1.0%
Amcor Flexibles North America, 4.00%, 5/17/25  5,355 5,173
Amphenol, 2.05%, 3/1/25  6,720 6,328
Carrier Global, 2.242%, 2/15/25  1,909 1,789
Otis Worldwide, 2.056%, 4/5/25  7,965 7,431
Parker-Hannifin, 3.65%, 6/15/24  11,495 11,233
Regal Rexnord, 6.05%, 2/15/26 (1) 4,655 4,612
Republic Services, 0.875%, 11/15/25  1,566 1,394
Republic Services, 2.50%, 8/15/24  4,939 4,743
Roper Technologies, 1.00%, 9/15/25  1,740 1,567
Roper Technologies, 3.65%, 9/15/23  2,210 2,188
46,458
Communications 4.3%
American Tower, 2.40%, 3/15/25  4,733 4,444
American Tower, 5.00%, 2/15/24  3,384 3,363
Charter Communications Operating, 4.908%, 7/23/25  27,430 26,839
Comcast, 5.25%, 11/7/25 (3) 2,900 2,914
Cox Communications, 2.95%, 6/30/23 (1) 3,815 3,780
Cox Communications, 3.15%, 8/15/24 (1) 13,268 12,811
Crown Castle, 1.05%, 7/15/26  9,140 7,911
Crown Castle, 2.90%, 3/15/27  6,355 5,774
Crown Castle, 3.15%, 7/15/23  3,226 3,198
Crown Castle, 5.00%, 1/11/28  2,340 2,298
KT, 4.00%, 8/8/25 (1) 8,770 8,465

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NTT Finance, 0.583%, 3/1/24 (1) 4,120 3,914
NTT Finance, 4.142%, 7/26/24 (1) 1,850 1,813
NTT Finance, 4.239%, 7/25/25 (1)(3) 1,630 1,588
Rogers Communications, 3.20%, 3/15/27 (1) 9,100 8,356
SBA Tower Trust, 1.631%, 11/15/26 (1) 4,260 3,620
SBA Tower Trust, 1.884%, 1/15/26 (1) 2,480 2,195
SBA Tower Trust, 2.836%, 1/15/25 (1) 8,585 8,045
SBA Tower Trust, 6.599%, 1/15/28 (1) 4,150 4,204
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1) 2,540 2,441
SES, 3.60%, 4/4/23 (1) 6,410 6,394
Sky, 3.75%, 9/16/24 (1) 17,915 17,458
T-Mobile USA, 3.50%, 4/15/25  7,685 7,362
Take-Two Interactive Software, 3.30%, 3/28/24  6,240 6,099
Take-Two Interactive Software, 3.55%, 4/14/25  2,095 2,011
Verizon Communications, 0.85%, 11/20/25  11,600 10,367
Verizon Communications, 1.45%, 3/20/26  9,810 8,778
Verizon Communications, 2.625%, 8/15/26  11,075 10,161
Warnermedia Holdings, 3.755%, 3/15/27 (1) 20,340 18,578
205,181
Consumer Cyclical 3.6%
7-Eleven, 0.80%, 2/10/24 (1) 4,890 4,671
AutoZone, 3.625%, 4/15/25  3,600 3,473
Daimler Truck Finance North America, 1.625%, 12/13/24 (1) 7,760 7,259
Daimler Truck Finance North America, 5.15%, 1/16/26 (1) 2,165 2,135
Daimler Truck Finance North America, 5.20%, 1/17/25 (1) 2,745 2,726
General Motors, 4.875%, 10/2/23  5,380 5,381
General Motors Financial, 2.90%, 2/26/25  13,795 13,045
Genuine Parts, 1.75%, 2/1/25  2,980 2,781
Hyatt Hotels, 1.30%, 10/1/23  4,775 4,668
Hyundai Capital America, 0.80%, 1/8/24 (1) 5,910 5,672
Hyundai Capital America, 0.875%, 6/14/24 (1) 5,795 5,454
Hyundai Capital America, 1.00%, 9/17/24 (1) 3,765 3,497
Hyundai Capital Services, 2.125%, 4/24/25 (1) 2,800 2,589
Lowe's, 3.35%, 4/1/27  2,275 2,130
Lowe's, 4.40%, 9/8/25  8,460 8,317
Marriott International, 3.60%, 4/15/24  11,722 11,471
Marriott International, 3.75%, 3/15/25  1,345 1,299
Mercedes-Benz Finance North America, 1.75%, 3/10/23 (1) 13,400 13,372
Nissan Motor, 3.043%, 9/15/23 (1) 15,844 15,566
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 1,530 1,510
Nordstrom, 2.30%, 4/8/24  1,280 1,210
QVC, 4.85%, 4/1/24  9,860 9,256
Ross Stores, 0.875%, 4/15/26  4,540 3,981
Ross Stores, 3.375%, 9/15/24  1,475 1,421
Ross Stores, 4.60%, 4/15/25  15,624 15,380
Starbucks, 4.75%, 2/15/26  5,815 5,764

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Stellantis Finance U.S., 1.711%, 1/29/27 (1) 5,790 5,016
Volkswagen Group of America Finance, 0.875%, 11/22/23 (1) 5,295 5,121
Volkswagen Group of America Finance, 3.125%, 5/12/23 (1) 2,400 2,389
Volkswagen Group of America Finance, 3.95%, 6/6/25 (1)(3) 5,185 5,015
171,569
Consumer Non-Cyclical 6.0%
AbbVie, 2.60%, 11/21/24  20,860 19,905
AbbVie, 2.95%, 11/21/26  14,705 13,582
AbbVie, 3.20%, 5/14/26  1,295 1,218
AmerisourceBergen, 0.737%, 3/15/23  7,000 6,987
Amgen, 5.15%, 3/2/28  5,415 5,388
Amgen, 5.25%, 3/2/25  2,635 2,630
Anheuser-Busch, 3.65%, 2/1/26  4,230 4,054
Astrazeneca Finance, 1.20%, 5/28/26  12,035 10,682
BAT International Finance, 1.668%, 3/25/26  7,140 6,331
BAT International Finance, 4.448%, 3/16/28  13,155 12,218
Bayer U.S. Finance II, 3.875%, 12/15/23 (1) 5,080 5,011
Becton Dickinson & Company, 3.363%, 6/6/24  6,449 6,284
Becton Dickinson & Company, 3.734%, 12/15/24  2,160 2,100
Becton Dickinson & Company, 4.693%, 2/13/28  10,060 9,829
Brunswick, 0.85%, 8/18/24  10,060 9,349
Cardinal Health, 3.079%, 6/15/24  5,115 4,955
Cardinal Health, 3.20%, 3/15/23  5,250 5,247
Cardinal Health, 3.50%, 11/15/24  6,185 5,975
Coca-Cola Europacific Partners, 0.80%, 5/3/24 (1) 17,240 16,276
Constellation Brands, 3.60%, 5/9/24  6,430 6,293
CSL Finance, 3.85%, 4/27/27 (1) 2,575 2,449
CVS Health, 2.875%, 6/1/26  3,470 3,221
CVS Health, 3.00%, 8/15/26  2,945 2,732
CVS Health, 5.00%, 2/20/26 (3) 6,970 6,934
Diageo Capital, 5.20%, 10/24/25  4,650 4,689
Hasbro, 3.00%, 11/19/24  13,727 13,133
HCA, 3.125%, 3/15/27 (1) 7,560 6,881
Imperial Brands Finance, 3.125%, 7/26/24 (1) 13,435 12,899
Imperial Brands Finance, 4.25%, 7/21/25 (1) 3,829 3,667
JDE Peet's, 0.80%, 9/24/24 (1) 4,440 4,085
Mondelez International, 2.625%, 3/17/27  5,415 4,942
Mondelez International Holdings Netherlands, 4.25%, 9/15/25 (1) 3,950 3,854
PeaceHealth Obligated Group, Series 2020, 1.375%, 11/15/25  1,555 1,393
PerkinElmer, 0.55%, 9/15/23  5,755 5,594
PerkinElmer, 0.85%, 9/15/24  1,093 1,023
Perrigo Finance Unlimited, 3.90%, 12/15/24  25,290 24,089
Philip Morris International, 5.00%, 11/17/25  3,785 3,763
Philip Morris International, 5.125%, 11/15/24  7,445 7,423
Royalty Pharma, 0.75%, 9/2/23  6,420 6,260
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  5,950 5,861

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Viatris, 1.65%, 6/22/25  3,945 3,594
Zoetis, 5.40%, 11/14/25  5,765 5,806
288,606
Energy 3.1%
Aker BP, 3.00%, 1/15/25 (1) 9,515 9,039
Canadian Natural Resources, 2.05%, 7/15/25  11,415 10,550
Canadian Natural Resources, 3.80%, 4/15/24 (3) 1,890 1,857
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,955 9,980
Devon Energy, 8.25%, 8/1/23  4,205 4,231
Enbridge, 2.15%, 2/16/24  2,395 2,317
Enbridge, 2.50%, 1/15/25  9,500 8,995
Enbridge, 2.50%, 2/14/25  4,350 4,106
Enbridge, 4.00%, 10/1/23  5,580 5,532
Energy Transfer, 2.90%, 5/15/25  1,860 1,756
Energy Transfer, 4.25%, 3/15/23  14,312 14,304
Energy Transfer, 4.25%, 4/1/24  455 448
Energy Transfer, 4.90%, 2/1/24  4,925 4,887
Energy Transfer, 5.875%, 1/15/24  17,363 17,370
Energy Transfer, Series 5Y, 4.20%, 9/15/23  1,819 1,802
Eni, Series X-R, 4.00%, 9/12/23 (1) 13,505 13,370
EOG Resources, 2.625%, 3/15/23  2,263 2,261
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 4,272 4,178
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 3,115 2,820
Pioneer Natural Resources, 0.55%, 5/15/23  5,240 5,189
Sabine Pass Liquefaction, 5.625%, 3/1/25  7,490 7,468
Sabine Pass Liquefaction, 5.75%, 5/15/24  6,930 6,921
Schlumberger Finance Canada, 1.40%, 9/17/25  2,330 2,127
Williams, 4.30%, 3/4/24  2,123 2,097
Williams, 5.40%, 3/2/26  3,625 3,627
147,232
Industrial Other 0.2%
CK Hutchison International II, 2.75%, 3/29/23  10,400 10,374
10,374
Technology 3.5%
CDW, 5.50%, 12/1/24  2,690 2,670
Fidelity National Information Services, 0.375%, 3/1/23  9,785 9,784
Fidelity National Information Services, 0.60%, 3/1/24  4,700 4,477
Fidelity National Information Services, 4.50%, 7/15/25  3,965 3,877
Fiserv, 2.75%, 7/1/24  13,355 12,857
Fiserv, 3.80%, 10/1/23  3,685 3,647
Fortinet, 1.00%, 3/15/26  5,710 5,006
Intel, 4.875%, 2/10/26 (3) 4,790 4,745
Marvell Technology, 4.20%, 6/22/23  8,705 8,661
Microchip Technology, 0.972%, 2/15/24  10,345 9,892
Microchip Technology, 0.983%, 9/1/24  8,380 7,819
Microchip Technology, 2.67%, 9/1/23  7,395 7,294

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Moody's, 3.75%, 3/24/25  6,475 6,257
NXP, 2.70%, 5/1/25  5,665 5,312
NXP, 3.875%, 6/18/26  3,895 3,691
NXP, 4.40%, 6/1/27  1,040 995
NXP, 4.875%, 3/1/24  6,671 6,621
Oracle, 2.40%, 9/15/23  11,225 11,047
Oracle, 5.80%, 11/10/25  3,880 3,922
Qorvo, 1.75%, 12/15/24 (1) 3,710 3,441
RELX Capital, 3.50%, 3/16/23  4,470 4,466
S&P Global, 2.45%, 3/1/27 (1) 14,680 13,324
Skyworks Solutions, 0.90%, 6/1/23  2,645 2,612
VMware, 0.60%, 8/15/23  5,675 5,549
Western Union, 2.85%, 1/10/25  14,455 13,728
Workday, 3.50%, 4/1/27 (3) 3,450 3,226
164,920
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class B, 3.70%, 10/15/25  3,616 3,381
Canadian Pacific Railway, 1.35%, 12/2/24  10,590 9,863
Canadian Pacific Railway, 1.75%, 12/2/26  4,645 4,112
HPHT Finance, 1.50%, 9/17/26  6,650 5,809
HPHT Finance, 2.875%, 11/5/24  9,234 8,821
Kansas City Southern, 3.00%, 5/15/23  7,520 7,485
Penske Truck Leasing, 3.45%, 7/1/24 (1) 4,905 4,744
Sydney Airport Finance, 3.90%, 3/22/23 (1) 9,674 9,662
Triton Container International, 0.80%, 8/1/23 (1) 11,395 11,104
United Airlines PTT, Series 2019-2, Class B, 3.50%, 5/1/28  2,135 1,941
66,922
Total Industrial 1,187,754
UTILITY 3.0%
Electric 2.5%
AES, 3.30%, 7/15/25 (1) 5,425 5,086
Alexander Funding Trust, 1.841%, 11/15/23 (1) 7,760 7,501
Constellation Energy Generation, 5.60%, 3/1/28  3,910 3,917
DTE Energy, STEP, 4.22%, 11/1/24  7,175 7,021
Edison International, 2.95%, 3/15/23  4,199 4,183
Enel Finance International, 1.375%, 7/12/26 (1) 9,605 8,365
Enel Finance International, 2.65%, 9/10/24 (1) 12,355 11,801
Enel Finance International, 6.80%, 10/14/25 (1) 1,400 1,435
Eversource Energy, 4.20%, 6/27/24  4,445 4,369
NextEra Energy Capital Holdings, 1.875%, 1/15/27  9,130 8,025
NextEra Energy Capital Holdings, 4.45%, 6/20/25  6,955 6,800
NextEra Energy Capital Holdings, 6.051%, 3/1/25  3,175 3,193
NRG Energy, 3.75%, 6/15/24 (1) 4,470 4,320
Pacific Gas & Electric, 3.50%, 6/15/25  8,205 7,755
Vistra Operations, 3.55%, 7/15/24 (1) 30,800 29,568

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Vistra Operations, 5.125%, 5/13/25 (1) 8,015 7,784
121,123
Natural Gas 0.5%
APT Pipelines, 4.20%, 3/23/25 (1) 14,944 14,463
Sempra Energy, 3.30%, 4/1/25  5,035 4,823
Southern California Gas, 2.95%, 4/15/27  5,420 4,995
24,281
Total Utility 145,404
Total Corporate Bonds
(Cost $2,398,555) 2,295,763
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Owned No Guarantee 1.8%
Banco del Estado de Chile, 2.704%, 1/9/25 (1) 4,585 4,370
DAE Funding, 1.55%, 8/1/24 (1) 4,225 3,958
Korea Electric Power, 5.375%, 4/6/26 (1) 12,400 12,412
Korea Housing Finance, 4.625%, 2/24/28 (1) 12,080 11,899
Korea Hydro & Nuclear Power, 1.25%, 4/27/26 (1) 12,038 10,618
Korea Hydro & Nuclear Power, 4.25%, 7/27/27 (1) 2,010 1,939
NBN, 1.45%, 5/5/26 (1) 15,195 13,443
QNB Finance, 2.625%, 5/12/25  4,765 4,493
QNB Finance, 3.50%, 3/28/24  8,635 8,455
State Bank of India, 4.50%, 9/28/23  4,000 3,973
Tenaga Nasional, 7.50%, 11/1/25  8,850 9,171
Total Foreign Government Obligations & Municipalities
(Cost $90,439) 84,731
MUNICIPAL SECURITIES 0.2%
California 0.1%
Golden State Tobacco Securitization, Series A-1, 1.711%, 6/1/24  5,815 5,552
5,552
New York 0.1%
Long Island Power Auth., Series C, 0.764%, 3/1/23  2,460 2,460
2,460
Total Municipal Securities
(Cost $8,275) 8,012

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 14.0%
Collateralized Mortgage Obligations 7.6%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65 (1) 1,058 961
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 4,729 3,910
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 4,092 3,401
Angel Oak Mortgage Trust
Series 2021-2, Class A2, CMO, ARM
1.19%, 4/25/66 (1) 1,182 984
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 3,312 2,709
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66 (1) 3,304 2,562
Angel Oak Mortgage Trust I
Series 2019-4, Class A3, CMO, ARM
3.301%, 7/26/49 (1) 136 136
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 7,298 6,242
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 6,840 5,901
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51 (1) 5,431 4,676
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56 (1) 2,578 2,233
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60 (1) 4,541 4,069
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50 (1) 4,497 3,679
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51 (1) 2,529 2,178

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 4,514 3,802
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 507 469
COLT Mortgage Loan Trust
Series 2021-1, Class A3, CMO, ARM
1.373%, 6/25/66 (1) 2,701 2,174
COLT Mortgage Loan Trust
Series 2021-3, Class A3, CMO, ARM
1.419%, 9/27/66 (1) 2,790 2,194
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.817%, 1/25/30  164 164
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  5,088 5,068
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  314 312
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 7,672 7,618
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 5,804 5,819
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.484%, 3/25/42 (1) 3,847 3,860
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 6,434 6,553
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 7.442%, 6/25/42 (1) 3,852 3,932
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.034%, 7/25/42 (1) 2,775 2,802
Deephaven Residential Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.128%, 5/25/65 (1) 1,145 1,020
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 1,699 1,438
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66 (1) 1,891 1,594

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.034%, 4/25/34 (1) 3,335 3,331
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 571 526
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66 (1) 1,072 872
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66 (1) 907 724
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66 (1) 2,460 1,976
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66 (1) 2,356 1,876
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 3,293 2,609
Ellington Financial Mortgage Trust
Series 2021-3, Class A3, CMO, ARM
1.55%, 9/25/66 (1) 2,388 1,809
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.356%, 3/25/50 (1) 1,717 1,589
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 2,881 2,484
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.86%, 5/25/47 (1) 399 387
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 503 451
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59 (1) 480 451
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59 (1) 7,916 7,115
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60 (1) 4,592 3,376
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.059%, 7/25/44 (1) 94 93

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52 (1) 7,801 6,727
GS Mortgage-Backed Securities Trust
Series 2021-HP1, Class A6, CMO, ARM
2.50%, 1/25/52 (1) 4,247 3,662
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 12,213 10,531
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 12,687 10,940
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 10 10
Homeward Opportunities Fund I Trust
Series 2020-2, Class A2, CMO, ARM
2.635%, 5/25/65 (1) 5,750 5,573
Hundred Acre Wood Trust
Series 2021-INV1, Class A9, CMO, ARM
2.50%, 7/25/51 (1) 6,998 6,064
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56 (1) 3,882 2,975
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67 (1) 10,197 9,748
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 5.336%, 8/25/50 (1) 747 692
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50 (1) 1,229 1,087
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A4, CMO, ARM
2.50%, 10/25/51 (1) 5,909 5,095
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56 (1) 2,035 1,791
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64 (1) 1,863 1,512
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 2,194 1,892
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 1,099 999

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 993 894
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 739 671
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 4,515 3,894
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51 (1) 11,440 9,865
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56 (1) 3,320 2,616
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 4.572%, 6/25/59 (1) 258 250
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 5.517%, 10/25/59 (1) 1,228 1,195
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 2,555 2,249
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 5.567%, 2/25/60 (1) 428 397
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60 (1) 2,918 2,505
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60 (1) 440 375
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 2,532 2,172
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49 (1) 715 634
OBX Trust
Series 2021-J1, Class A4, CMO, ARM
2.50%, 5/25/51 (1) 7,737 6,676
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 4,411 3,639
OBX Trust
Series 2021-NQM1, Class A2, CMO, ARM
1.175%, 2/25/66 (1) 3,218 2,632

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 3,093 2,386
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 5,940 5,122
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 10,915 9,432
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 4,883 4,219
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48 (1) 359 335
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 941 874
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 63 61
Sequoia Mortgage Trust
Series 2018-CH4, Class A19, CMO, ARM
4.50%, 10/25/48 (1) 31 31
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 48 48
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65 (1) 1,613 1,388
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 3,675 3,281
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 2,611 2,482
Starwood Mortgage Residential Trust
Series 2020-1, Class A2, CMO, ARM
2.408%, 2/25/50 (1) 3,068 2,916
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 2,390 2,201
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 9,740 8,083
Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3, CMO, ARM
1M USD LIBOR + 4.00%, 8.617%, 8/25/24  880 891

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 6.584%, 10/25/33 (1) 5,855 5,818
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.134%, 1/25/34 (1) 2,990 2,977
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.484%, 4/25/42 (1) 7,537 7,570
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 6.684%, 5/25/42 (1) 8,481 8,562
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 8,224 8,423
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 6.634%, 9/25/42 (1) 2,644 2,655
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 6,545 6,558
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 6.784%, 8/25/42 (1) 3,864 3,886
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 2,263 1,953
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52 (1) 2,655 2,290
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 1,554 1,503
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 1,276 1,204
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 1,570 1,505
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65 (1) 1,230 1,117
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 223 218
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66 (1) 2,025 1,659

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66 (1) 1,196 963
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 2,662 2,261
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66 (1) 3,352 2,604
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63 (1) 855 767
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64 (1) 2,762 2,422
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67 (1) 8,810 7,366
Verus Securitization Trust
Series 2022-6, Class A1, CMO, STEP
4.91%, 6/25/67 (1) 5,268 5,023
Vista Point Securitization Trust
Series 2020-2, Class A3, CMO, ARM
2.496%, 4/25/65 (1) 796 700
Wells Fargo Mortgage Backed Securities Trust
Series 2020-RR1, Class A17, CMO, ARM
3.00%, 5/25/50 (1) 540 461
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 7,907 6,874
363,180
Commercial Mortgage-Backed Securities 6.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, ARM
1M USD LIBOR + 0.88%, 5.461%, 9/15/34 (1) 5,835 5,718
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 5.438%, 9/15/34 (1) 8,180 8,130
BANK
Series 2019-BN19, Class A1
2.263%, 8/15/61  1,652 1,561
BANK
Series 2019-BN24, Class A1
2.056%, 11/15/62  1,146 1,117
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 5.387%, 6/15/38 (1) 4,285 4,012

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
BFLD
Series 2019-DPLO, Class B, ARM
1M USD LIBOR + 1.34%, 5.928%, 10/15/34 (1) 5,070 5,000
BIG Commercial Mortgage Trust
Series 2022-BIG, Class C, ARM
1M TSFR + 2.34%, 6.903%, 2/15/39 (1) 2,805 2,701
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 5.738%, 9/15/38 (1) 6,525 6,145
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 6.488%, 8/15/38 (1) 5,765 5,042
BX Commercial Mortgage Trust
Series 2019-XL, Class B, ARM
1M TSFR + 1.194%, 5.757%, 10/15/36 (1) 4,696 4,649
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 5.988%, 6/15/38 (1) 5,608 5,392
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 7.703%, 6/15/27 (1) 7,400 7,386
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 6.234%, 10/15/36 (1) 4,830 4,655
BX Trust
Series 2021-VIEW, Class A, ARM
1M USD LIBOR + 1.28%, 5.868%, 6/15/36 (1) 3,785 3,623
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class D, ARM
1M USD LIBOR + 1.65%, 6.238%, 11/15/36 (1) 10,831 10,369
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35 (1) 3,695 3,510
Commercial Mortgage Trust
Series 2013-300P, Class A1
4.353%, 8/10/30 (1) 4,134 4,033
Commercial Mortgage Trust
Series 2014-CR15, Class B, ARM
4.622%, 2/10/47  6,420 6,272
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  7,262 7,006
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.697%, 8/10/47 (1) 2,995 2,728
Commercial Mortgage Trust
Series 2015-LC23, Class A2
3.221%, 10/10/48  2,583 2,562

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class C, ARM
1M USD LIBOR + 1.43%, 6.018%, 5/15/36 (1) 8,499 8,413
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, ARM
1M USD LIBOR + 1.60%, 6.188%, 5/15/36 (1) 6,205 6,134
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37 (1) 3,318 2,981
Extended Stay America Trust
Series 2021-ESH, Class A, ARM
1M USD LIBOR + 1.08%, 5.668%, 7/15/38 (1) 4,993 4,918
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B
3.447%, 12/10/36 (1) 7,180 6,745
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 5.388%, 2/15/38 (1) 5,110 4,741
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 5.71%, 12/15/36 (1) 3,785 3,733
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.309%, 12/15/36 (1) 4,200 4,114
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 6.188%, 5/15/26 (1) 5,705 5,221
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  8,280 8,049
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 6.438%, 9/15/29 (1) 3,975 3,580
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 6.358%, 10/15/33 (1) 8,240 7,434
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 6.758%, 10/15/33 (1) 6,310 5,456
KIND Trust
Series 2021-KIND, Class C, ARM
1M USD LIBOR + 1.75%, 6.338%, 8/15/38 (1) 8,414 7,902
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M TSFR + 1.114%, 5.677%, 12/15/37 (1) 2,689 2,615
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M TSFR + 1.364%, 5.927%, 12/15/37 (1) 1,883 1,826

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50 (1) 4,905 4,368
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 5.689%, 4/15/38 (1) 11,045 10,817
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class AS, ARM
4.11%, 10/15/47  3,065 2,939
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 9,590 8,444
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 7,880 6,739
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 6.388%, 12/15/36 (1) 4,445 3,571
New Orleans Hotel Trust
Series 2019-HNLA, Class B, ARM
1M USD LIBOR + 1.289%, 5.877%, 4/15/32 (1) 10,216 9,820
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 5.626%, 3/15/36 (1) 11,219 10,664
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 5.776%, 3/15/36 (1) 6,005 5,689
RLGH Trust
Series 2021-TROT, Class A, ARM
1M USD LIBOR + 0.80%, 5.388%, 4/15/36 (1) 5,580 5,457
SLIDE
Series 2018-FUN, Class A, ARM
1M USD LIBOR + 1.15%, 5.738%, 6/15/31 (1) 5,334 5,306
SLIDE
Series 2018-FUN, Class D, ARM
1M USD LIBOR + 2.10%, 6.688%, 6/15/31 (1) 6,335 6,278
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  1,306 1,266
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  8,820 8,534
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  7,525 7,392
282,757

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Residential Mortgage 0.4%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, CMO, ARM
4.00%, 8/1/32 (1) 11,320 11,087
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 1,366 1,274
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 565 557
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 331 327
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 1,372 1,334
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 1,210 1,146
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 866 839
Towd Point Mortgage Trust
Series 2018-5, Class A1A, CMO, ARM
3.25%, 7/25/58 (1) 3,940 3,785
20,349
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $732,419) 666,286
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.4%
U.S. Government Agency Obligations 2.4%
Federal Home Loan Mortgage
3.50%, 3/1/46 - 12/1/47  3,992 3,714
5.00%, 10/1/23 - 7/1/25  53 53
5.50%, 4/1/23 - 10/1/38  24 25
6.00%, 9/1/34 - 9/1/35  379 391
7.00%, 3/1/39  687 706
7.50%, 6/1/38  620 640
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  5 5
12M USD LIBOR + 1.625%, 3.259%, 6/1/38  121 119
12M USD LIBOR + 1.625%, 3.629%, 6/1/38  24 24
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  123 122
12M USD LIBOR + 1.726%, 3.943%, 7/1/35  60 61
12M USD LIBOR + 1.733%, 3.59%, 10/1/36  122 123

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.733%, 4.108%, 2/1/37  24 24
12M USD LIBOR + 1.739%, 3.059%, 5/1/38  63 61
12M USD LIBOR + 1.775%, 3.225%, 5/1/37  30 29
12M USD LIBOR + 1.828%, 4.203%, 2/1/37  31 31
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  37 36
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  55 55
12M USD LIBOR + 1.961%, 2.461%, 2/1/33  1 1
12M USD LIBOR + 1.987%, 4.299%, 2/1/34  3 3
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  32 31
12M USD LIBOR + 2.083%, 2.582%, 2/1/38  128 126
12M USD LIBOR + 2.22%, 4.558%, 2/1/37  32 31
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
1Y CMT + 2.347%, 4.472%, 11/1/34  80 79
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52  8,739 7,446
3.00%, 11/1/34  776 726
4.00%, 12/1/49 - 2/1/50  2,212 2,105
4.50%, 9/1/37 - 5/1/50  3,719 3,663
5.00%, 12/1/41  1,745 1,743
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  23 22
12M USD LIBOR + 1.557%, 3.807%, 7/1/35  26 25
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  56 55
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  9 9
12M USD LIBOR + 1.671%, 4.046%, 2/1/33  2 2
12M USD LIBOR + 1.689%, 3.698%, 7/1/34  4 4
12M USD LIBOR + 1.69%, 3.44%, 5/1/38  58 58
12M USD LIBOR + 1.715%, 3.965%, 10/1/32 - 12/1/32  37 36
12M USD LIBOR + 1.726%, 3.976%, 9/1/32  2 2
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  8 8
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  12 12
12M USD LIBOR + 1.788%, 2.538%, 5/1/38  29 29
12M USD LIBOR + 1.83%, 3.117%, 4/1/38  161 158
12M USD LIBOR + 1.83%, 3.175%, 8/1/38  9 8
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  85 87
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  20 20
12M USD LIBOR + 1.922%, 3.199%, 5/1/38  95 94
1Y CMT + 2.125%, 3.875%, 7/1/33  1 1
6M USD LIBOR + 1.368%, 2.907%, 10/1/33  245 243
ECOFC + 1.25%, 4.745%, 5/1/24  — —
ECOFC + 1.254%, 3.347%, 7/1/27  1 1
Federal National Mortgage Assn., STEP, 5.11%, 1/25/32  1 1
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  2,619 2,149
2.50%, 1/1/52  8,378 7,111
3.00%, 9/1/28 - 6/1/52  9,291 8,557

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 12/1/45 - 1/1/52  12,294 11,326
4.00%, 1/1/47 - 9/1/52  14,353 13,523
4.50%, 5/1/41 - 8/1/52  26,754 26,029
5.00%, 5/1/23 - 8/1/52  6,111 6,125
5.50%, 11/1/23 - 5/1/40  6,491 6,644
6.00%, 1/1/24 - 2/1/49  8,398 8,761
6.50%, 7/1/32 - 12/1/32  282 294
113,567
U.S. Government Obligations 1.0%
Government National Mortgage Assn.
2.00%, 3/20/52  560 470
3.00%, 9/20/47  7,202 6,513
3.50%, 8/20/44 - 10/20/52  14,293 13,181
4.00%, 9/20/45 - 10/20/52  5,237 4,988
4.50%, 8/20/47 - 10/20/52  10,096 9,817
5.00%, 12/20/34 - 5/20/48  6,495 6,541
5.50%, 9/15/45 - 12/20/52  7,216 7,324
6.00%, 7/15/36  1,389 1,453
50,287
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $175,689) 163,854
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 17.3%
U.S. Treasury Obligations 17.3%
U.S. Treasury Notes, 0.375%, 8/15/24 (4) 7,675 7,172
U.S. Treasury Notes, 1.75%, 3/15/25  222,545 209,401
U.S. Treasury Notes, 2.75%, 5/15/25  209,545 200,868
U.S. Treasury Notes, 4.00%, 12/15/25  68,555 67,634
U.S. Treasury Notes, 4.125%, 1/31/25  60,450 59,666
U.S. Treasury Notes, 4.25%, 12/31/24  60,370 59,691
U.S. Treasury Notes, 4.375%, 10/31/24  37,440 37,083
U.S. Treasury Notes, 4.50%, 11/30/24  50,680 50,316
U.S. Treasury Notes, 4.50%, 11/15/25  136,205 135,971
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $850,401) 827,802
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 4.60% (5)(6) 45,364 45,364
Total Short-Term Investments
(Cost $45,364) 45,364

T. ROWE PRICE Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.60% (5)(6) 18,676 18,676
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 18,676
Total Securities Lending Collateral
(Cost $18,676) 18,676
Total Investments in Securities 100.0%
(Cost $5,008,111) $ 4,769,849
Other Assets Less Liabilities (0.0)% (998)
Net Assets 100.0% $ 4,768,851
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,890,358 and represents 39.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 28, 2023.
(4) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
ECOFC Enterprise 11th District COFI Replacement Index

T. ROWE PRICE Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
FRN Floating Rate Note
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Short-Term Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Bank of America, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 * 4,857 (78) (56) (22)
Barclays Bank, Protection Bought
(Relevant Credit: Omnicom Group), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/24 * 13,750 (208) (160) (48)
Citibank, Protection Bought (Relevant
Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 * 6,938 (111) (79) (32)
Goldman Sachs, Protection Bought
(Relevant Credit: General Mills), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/24 * 13,815 (221) (159) (62)
Total Bilateral Credit Default Swaps, Protection
Bought (454) (164)
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Enbridge, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 20,250 84 (87) 171
Total Bilateral Credit Default Swaps, Protection Sold (87) 171
Total Bilateral Swaps (541) 7
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,336 U.S. Treasury Notes five year contracts 6/23 (143,025) $ 251
Short, 587 U.S. Treasury Notes ten year contracts 6/23 (65,542) 36
Long, 4,708 U.S. Treasury Notes two year contracts 6/23 959,145 (2,250)
Short, 66 Ultra U.S. Treasury Bonds contracts 6/23 (8,914) 19
Short, 546 Ultra U.S. Treasury Notes ten year
contracts 6/23 (63,985) 178
Net payments (receipts) of variation margin to date 1,593
Variation margin receivable (payable) on open futures contracts $ (173)

T. ROWE PRICE Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 884++
Totals $ —# $ — $ 884+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 153,759  ¤  ¤ $ 64,040
Total $ 64,040^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $884 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $64,040.

T. ROWE PRICE Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Short-Term Bond Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Short-Term Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Short-Term Bond Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,705,809 $ — $ 4,705,809
Short-Term Investments 45,364 — — 45,364
Securities Lending Collateral 18,676 — — 18,676
Total Securities 64,040 4,705,809 — 4,769,849
Swaps — 84 — 84
Futures Contracts* 484 — — 484
Total $ 64,524 $ 4,705,893 $ — $ 4,770,417
Liabilities
Swaps $ — $ 618 $ — $ 618
Futures Contracts* 2,250 — — 2,250
Total $ 2,250 $ 618 $ — $ 2,868
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Short-Term Bond Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F55-054Q3 02/23